UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	8 Months Ended
		Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2025
Operating expenses:
Formation, general and administrative expenses		$ 11,741	$ 79,150	$ 194,790
Legal and accounting expenses			98,956	115,738
Administrative services fee – related party			15,500	17,833
Listing fees			26,888	26,888
Insurance expense			18,904	22,397
Total operating expenses			239,398	377,646
Loss from operations			(239,398)	(377,646)
Other income:
Income earned on cash and marketable securities held in Trust Account			2,106,133	2,427,270
Interest income on operating account			12,350	13,089
Other income			2,118,483	2,440,359
Net income (loss)		$ (11,741)	$ 1,879,085	$ 2,062,713
Redeemable Class A Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares)			20,125,000	9,155,579
Diluted Weighted average shares outstanding (in Shares)			20,125,000	9,155,579
Basic net income per share (in Dollars per share)			$ 0.1	$ 0.79
Diluted net income per share (in Dollars per share)			$ 0.1	$ 0.79
Non-Redeemable Class A and Class B Ordinary Shares
Other income:
Basic Weighted average shares outstanding (in Shares)			7,837,163	6,976,822
Diluted Weighted average shares outstanding (in Shares)			7,837,163	6,976,822
Basic net income per share (in Dollars per share)			$ (0.01)	$ (0.74)
Diluted net income per share (in Dollars per share)			$ (0.01)	$ (0.74)
Class B ordinary shares
Other income:
Basic Weighted average shares outstanding (in Shares)	[1],[2]	6,147,750
Diluted Weighted average shares outstanding (in Shares)	[1],[2]	6,147,750
Basic net income per share (in Dollars per share)		$ 0
Diluted net income per share (in Dollars per share)		$ 0

[1]	Excludes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).
[2]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B ordinary shares, resulting in 7,069,913 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalization.